LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 54,009,557		$ 17,884,684
Net income loss	15,847,413	$ 1,361,018
Working capital	$ 59,750,000		$ 19,490,000